Income Tax Expense - Summary of income Tax Expenses (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Hong Kong Profits Tax
- Current tax	$ 24,995	$ 25,455	$ 23,715
- Overprovision in prior years	(282)	(20)	0
Deferred tax (note 22)	(1,099)	(824)	0
Income tax expense for the year	$ 23,614	$ 24,611	$ 23,715